Trade receivables, Net (Schedule of Trade Receivables Composition) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 ILS (₪)
Disclosure of financial assets [line items]
Open accounts	₪ 147,744	$ 40,735		₪ 151,255
Checks receivables	17,692	4,878		19,780
Credit cards	397	109		230
Less - estimated credit loss	(1,378)	(380)		(1,419)
Less - provision for return of goods	(4,076)	(1,124)		(4,008)
Total Trade receivables	₪ 160,379	$ 44,218	[1]	₪ 165,838

[1]	Convenience Translation into US Dollars.